SHARE OPTIONS - Summary of Number of Share Options Outstanding (Details) - $ / shares	1 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Number of Options
Total Outstanding (in shares)		650,000	1,100,000
Granted (in shares)		0	0
Exercised (in shares)	250,000	250,000	450,000
Forfeited (in shares)		0	0
Exercisable (in shares)		400,000	150,000
Outstanding - Unvested (in shares)		0	500,000
Total Oustanding (in shares)		400,000	650,000
Weighted Average Exercise Price
Total Outstanding (in dollars per share)		$ 6.27	$ 6.04
Granted (in dollars per share)		0	0
Exercised (in dollars per share)		6.7	3.97
Forfeited (in dollars per share)		0	0
Exercisable (in dollars per share)		5.63	4.84
Outstanding - Unvested (in dollars per share)		0.00	6.70
Total Outstanding (in dollars per share)		0.00	6.27
Weighted Average Grant date Fair Value
Outstanding (in dollars per share)		1.28	1.76
Granted (in dollars per share)		0	0
Exercised (in dollars per share)		1.29	1.77
Forfeited (in dollars per share)		0	0
Exercisable (in dollars per share)		1.20	1.39
Outstanding - Unvested (in dollars per share)		0.00	1.25
Outstanding (in dollars per share)		1.20	$ 1.28
Accumulated dividends as of exercise date (in usd per share)		4.80
Accumulated dividends (in usd per share)		$ 4.40
Management
Number of Options
Total Outstanding (in shares)		650,000	1,100,000
Granted (in shares)		0	0
Exercised (in shares)		250,000	450,000
Forfeited (in shares)		0	0
Exercisable (in shares)		400,000	150,000
Outstanding - Unvested (in shares)		0	500,000
Total Oustanding (in shares)		400,000	650,000